SHARE CAPITAL (Schedule of Stock Options and Warrants Weighted Average Assumptions) (Details)			12 Months Ended
	Jan. 08, 2018 CAD ($) yr	Jan. 12, 2017 CAD ($) yr	Dec. 31, 2018 CAD ($) yr $ / shares	Dec. 31, 2017 CAD ($) yr $ / shares	Dec. 31, 2016 CAD ($) yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date | $ / shares			$ 0.22	$ 0.25
Exercise price | $			$ 0.23	$ 0.26
Expected life (in years) | yr			5	5
Expected volatility			202.00%	215.00%
Risk free interest rate			2.07%	0.76%
Expected dividend yield			0.00%	0.00%
Expected forfeiture rate			0.00%	0.00%
Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date | $ / shares			$ 0.10
Exercise price | $	$ 0.4	$ 0.4	$ 0.1
Expected life (in years) | yr	0.5	2	2
Expected volatility	81.00%	225.00%	92.85%
Risk free interest rate	1.32%	0.76%	2.12%
Expected dividend yield	0.00%	0.00%	0.00%
Expected forfeiture rate	0.00%	0.00%	0.00%